Financial risk management (Details 1) - INR (₨) ₨ in Millions	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of Aging of trade and other receivables past due but not impaired [Line Items]
Trade and other receivables	₨ 52,015	₨ 39,982
Allowance account for credit losses of financial assets	(1,202)	(1,172)	₨ (952)
Financial assets past due but not impaired [member]
Disclosure of Aging of trade and other receivables past due but not impaired [Line Items]
Trade and other receivables	53,217	41,154
Allowance account for credit losses of financial assets	(1,202)	(1,172)
Financial assets past due but not impaired [member] | Neither Past Due Nor Impaired [Member]
Disclosure of Aging of trade and other receivables past due but not impaired [Line Items]
Trade and other receivables	45,864	33,874
Not later than one year [member] | Financial assets past due but not impaired [member]
Disclosure of Aging of trade and other receivables past due but not impaired [Line Items]
Trade and other receivables	6,305	6,262
Later than one year [member] | Financial assets past due but not impaired [member]
Disclosure of Aging of trade and other receivables past due but not impaired [Line Items]
Trade and other receivables	₨ 1,048	₨ 1,018